Licensing Agreement (Details Narrative) (10-K) - USD ($)				3 Months Ended				12 Months Ended
	Dec. 16, 2020	Oct. 08, 2020	Jun. 27, 2019	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Number of shares issued during period, shares	500,000	125,000
Shares issued, price per share	$ 0.08	$ 0.27
Number of shares issued during period, values	$ 40,000	$ 33,750		$ 100,000		$ 46,500		$ 46,500	$ 10,000
Novo MedSpa Addison Corp [Member]
Number of shares issued during period, shares			250,000
Shares issued, price per share			$ 0.10
Number of shares issued during period, values			$ 25,000
Novo MedSpa Addison Corp [Member] | Exclusive License [Member]
One time cash payment			$ 40,000				$ 30,000
Impairment of license					$ 95,000